Note 1 - Organization and Principal Activities - Significant Subsidiaries, VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2015 Rate
CFO Meining [Member]
Subsidiary, date of incorporation or acquisition	Oct. 01, 2006
CFO Newrand Training [Member]
Subsidiary, date of incorporation or acquisition	Oct. 17, 2008
CFO Huiying [Member[
Subsidiary, date of incorporation or acquisition	Dec. 18, 2009
CFO Tahoe [Member]
Subsidiary, date of incorporation or acquisition	Sep. 30, 2013
CFO Shenzhen Shangtong [Member]
Subsidiary, date of incorporation or acquisition	Sep. 23, 2009
CFO Zhengjin Fujian [Member]
Subsidiary, date of incorporation or acquisition	Jan. 06, 2013
CFO Zhengjin Shanghai [Member]
Subsidiary, date of incorporation or acquisition	Dec. 12, 2013
CFO Zhengjin Tianjin [Member]
Subsidiary, date of incorporation or acquisition	Jul. 23, 2013
CFO Henghui [Member]
Subsidiary, date of incorporation or acquisition	Sep. 30, 2013
CFO Zhengjin Beijing [Member]
Subsidiary, date of incorporation or acquisition	Jan. 13, 2014
CFO Yingliboa [Member]
Subsidiary, date of incorporation or acquisition	Jan. 15, 2014
CFO Zhengjin Qingdao [Member]
Subsidiary, date of incorporation or acquisition	Sep. 04, 2014
CFO Zhengjin Jiangsu [Member]
Subsidiary, date of incorporation or acquisition	Nov. 19, 2014
CFO iTougu [Member]
Subsidiary, date of incorporation or acquisition	Dec. 08, 2014
CFO Tibet [Member]
Subsidiary, date of incorporation or acquisition	Aug. 22, 2015
CFO Guiwo [Member]
Subsidiary, date of incorporation or acquisition	Apr. 01, 2015
CFO Fuhua [Member]
Subsidiary, date of incorporation or acquisition	Dec. 31, 2000
CFO Chongzhi [Member]
Subsidiary, date of incorporation or acquisition	Jun. 06, 2008
CFO Qicheng [Member]
Subsidiary, date of incorporation or acquisition	Dec. 18, 2009
CFO Newrand [Member]
Subsidiary, date of incorporation or acquisition	Oct. 17, 2008
Stockstar Wealth Management [Member]
Subsidiary, date of incorporation or acquisition	Apr. 12, 2011
CFO Securities Consulting [Member]
Subsidiary, date of incorporation or acquisition	Jan. 09, 2009
CFO Beijing [Member]
Subsidiary, date of incorporation or acquisition	Jul. 09, 1998
Subsidiary, legal ownership interest (Rate)	10000.00%
CFO Software [Member]
Subsidiary, date of incorporation or acquisition	Dec. 07, 2004
Subsidiary, legal ownership interest (Rate)	10000.00%
CFO Genius [Member]
Subsidiary, date of incorporation or acquisition	Sep. 21, 2006
Subsidiary, legal ownership interest (Rate)	10000.00%
CFO Zhengyong [Member]
Subsidiary, date of incorporation or acquisition	Aug. 17, 2008
Subsidiary, legal ownership interest (Rate)	10000.00%
CFO Zhengtong [Member]
Subsidiary, date of incorporation or acquisition	Jun. 24, 2008
Subsidiary, legal ownership interest (Rate)	10000.00%
iSTAR Financial Holdings [Member]
Subsidiary, date of incorporation or acquisition	Jul. 16, 2007
Subsidiary, legal ownership interest (Rate)	8500.00%
iSTAR Securities [Member]
Subsidiary, date of incorporation or acquisition	Nov. 23, 2007
Subsidiary, legal ownership interest (Rate)	8500.00%
iSTAR Futures [Member]
Subsidiary, date of incorporation or acquisition	Apr. 16, 2008
Subsidiary, legal ownership interest (Rate)	8500.00%
iSTAR Wealth Management [Member]
Subsidiary, date of incorporation or acquisition	Oct. 08, 2008
Subsidiary, legal ownership interest (Rate)	8500.00%
iSTAR Credit [Member]
Subsidiary, date of incorporation or acquisition	Feb. 10, 2012
Subsidiary, legal ownership interest (Rate)	8500.00%